Cover	12 Months Ended
Sep. 30, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	LOOP MEDIA, INC.
Entity Central Index Key	0001643988
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false